UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2016

VIPEI-QTLY-1116
1.808778.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 1.7%
Ford Motor Co.	2,119,800	$25,585,986
General Motors Co.	2,030,900	64,521,693
		90,107,679
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc. (a)	824,800	42,955,584
Whitbread PLC	261,944	13,295,553
		56,251,137
Household Durables - 0.6%
M.D.C. Holdings, Inc.	686,900	17,722,020
Tupperware Brands Corp.	272,100	17,787,177
		35,509,197
Leisure Products - 1.1%
Mattel, Inc.	972,800	29,456,384
New Academy Holding Co. LLC unit (b)(c)(d)	127,200	16,122,600
Polaris Industries, Inc. (a)	168,400	13,040,896
		58,619,880
Media - 1.3%
Comcast Corp. Class A	843,043	55,927,473
Time Warner, Inc.	178,600	14,218,346
		70,145,819
Multiline Retail - 1.9%
Kohl's Corp.	439,275	19,218,281
Macy's, Inc.	677,200	25,090,260
Target Corp. (e)	829,460	56,967,313
		101,275,854
Specialty Retail - 0.7%
Foot Locker, Inc.	238,500	16,151,220
GNC Holdings, Inc.	376,856	7,695,400
L Brands, Inc.	104,200	7,374,234
Stage Stores, Inc. (a)	629,100	3,529,251
Williams-Sonoma, Inc. (a)	108,200	5,526,856
		40,276,961

TOTAL CONSUMER DISCRETIONARY		452,186,527

CONSUMER STAPLES - 8.8%
Beverages - 0.7%
Molson Coors Brewing Co. Class B (e)	54,600	5,995,080
The Coca-Cola Co.	783,700	33,166,184
		39,161,264
Food & Staples Retailing - 4.0%
CVS Health Corp.	1,135,700	101,065,943
Kroger Co.	251,500	7,464,520
Wal-Mart Stores, Inc.	675,578	48,722,685
Walgreens Boots Alliance, Inc.	573,407	46,228,072
Whole Foods Market, Inc.	435,500	12,346,425
		215,827,645
Food Products - 0.9%
B&G Foods, Inc. Class A	392,913	19,323,461
Flowers Foods, Inc. (a)	88,600	1,339,632
Sanderson Farms, Inc. (a)	70,900	6,829,797
The Hain Celestial Group, Inc. (b)	114,000	4,056,120
The Hershey Co. (e)	209,500	20,028,200
		51,577,210
Household Products - 3.0%
Kimberly-Clark Corp.	42,400	5,348,336
Procter & Gamble Co.	1,781,419	159,882,355
		165,230,691
Personal Products - 0.2%
Avon Products, Inc.	585,800	3,315,628
Unilever NV (NY Reg.)	117,600	5,421,360
		8,736,988

TOTAL CONSUMER STAPLES		480,533,798

ENERGY - 13.2%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	309,000	15,595,230
Halliburton Co.	359,900	16,152,312
National Oilwell Varco, Inc.	95,206	3,497,868
Oceaneering International, Inc.	167,600	4,610,676
Schlumberger Ltd.	245,900	19,337,576
		59,193,662
Oil, Gas & Consumable Fuels - 12.1%
Anadarko Petroleum Corp.	351,186	22,251,145
Apache Corp. (e)	683,268	43,640,327
Chevron Corp. (e)	2,220,180	228,500,924
ConocoPhillips Co.	1,018,400	44,269,848
CONSOL Energy, Inc.	679,835	13,052,832
Energy Transfer Equity LP	173,900	2,919,781
EQT Midstream Partners LP	13,700	1,043,803
Golar LNG Ltd.	182,900	3,877,480
Imperial Oil Ltd.	120,300	3,763,186
Kinder Morgan, Inc.	1,653,300	38,240,829
Legacy Reserves LP	1,295,801	1,749,331
MPLX LP	549,357	18,601,228
Noble Energy, Inc.	117,400	4,195,876
Suncor Energy, Inc.	2,051,300	56,944,507
The Williams Companies, Inc.	3,717,049	114,224,916
Williams Partners LP	1,563,356	58,141,210
		655,417,223

TOTAL ENERGY		714,610,885

FINANCIALS - 22.2%
Banks - 12.0%
Bank of America Corp.	5,982,800	93,630,820
Comerica, Inc.	574,548	27,187,611
Huntington Bancshares, Inc.	676,524	6,670,527
JPMorgan Chase & Co.	3,049,364	203,057,149
KeyCorp	2,275,613	27,694,210
Lloyds Banking Group PLC	8,847,400	6,250,827
M&T Bank Corp.	570,891	66,280,445
Prosperity Bancshares, Inc.	54,000	2,964,060
Regions Financial Corp.	2,944,100	29,058,267
Standard Chartered PLC (United Kingdom)	1,026,935	8,363,061
SunTrust Banks, Inc.	869,600	38,088,480
U.S. Bancorp	1,468,938	63,002,751
Wells Fargo & Co.	1,750,586	77,515,948
		649,764,156
Capital Markets - 5.5%
Apollo Global Management LLC Class A	195,900	3,518,364
Apollo Investment Corp.	2,021,847	11,726,713
Ares Capital Corp. (a)	803,095	12,447,973
Ares Management LP	275,503	4,796,507
KKR & Co. LP	4,519,421	64,446,943
Morgan Stanley	1,331,575	42,690,295
State Street Corp.	999,202	69,574,435
The Blackstone Group LP	3,253,226	83,054,860
TPG Specialty Lending, Inc.	247,431	4,480,975
		296,737,065
Insurance - 4.3%
Chubb Ltd.	763,371	95,917,566
Marsh & McLennan Companies, Inc.	226,200	15,211,950
MetLife, Inc.	1,907,270	84,740,006
Prudential Financial, Inc.	473,562	38,666,337
		234,535,859
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
American Capital Agency Corp.	268,448	5,245,474
Annaly Capital Management, Inc.	468,809	4,922,495
Two Harbors Investment Corp.	815,534	6,956,505
		17,124,474
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	559,708	7,584,043

TOTAL FINANCIALS		1,205,745,597

HEALTH CARE - 10.3%
Biotechnology - 1.7%
AbbVie, Inc.	457,800	28,873,446
Amgen, Inc.	184,071	30,704,884
Gilead Sciences, Inc.	402,000	31,806,240
		91,384,570
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	201,000	11,945,430
Medtronic PLC	1,189,452	102,768,653
St. Jude Medical, Inc.	203,846	16,258,757
		130,972,840
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	31,000	2,504,180
Anthem, Inc.	21,300	2,669,103
HealthSouth Corp. warrants 1/17/17 (b)	191	458
McKesson Corp.	13,900	2,317,825
		7,491,566
Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	184,300	2,878,593
Bristol-Myers Squibb Co.	226,200	12,196,704
GlaxoSmithKline PLC	2,676,000	56,994,912
Johnson & Johnson (e)	1,333,568	157,534,388
Merck & Co., Inc.	537,200	33,526,652
Pfizer, Inc.	740,512	25,081,141
Sanofi SA	198,692	15,130,584
Teva Pharmaceutical Industries Ltd. sponsored ADR	536,200	24,670,562
		328,013,536

TOTAL HEALTH CARE		557,862,512

INDUSTRIALS - 11.5%
Aerospace & Defense - 3.5%
General Dynamics Corp.	293,100	45,477,396
Raytheon Co.	222,900	30,343,377
The Boeing Co.	265,200	34,937,448
United Technologies Corp.	760,571	77,274,014
		188,032,235
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	97,028	6,836,593
PostNL NV (b)	4,812,100	21,844,323
United Parcel Service, Inc. Class B	875,037	95,694,046
		124,374,962
Airlines - 0.3%
Allegiant Travel Co.	13,000	1,716,910
Copa Holdings SA Class A	189,000	16,618,770
		18,335,680
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	714,600	30,842,136
Waste Connection, Inc. (Canada)	89,318	6,661,661
		37,503,797
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	12,900	459,444
Electrical Equipment - 1.5%
AMETEK, Inc.	115,200	5,504,256
Eaton Corp. PLC	574,500	37,750,395
Emerson Electric Co.	579,103	31,566,905
Regal Beloit Corp.	88,800	5,282,712
		80,104,268
Industrial Conglomerates - 2.9%
General Electric Co.	5,257,547	155,728,542
Machinery - 0.2%
Allison Transmission Holdings, Inc.	175,800	5,041,944
Cummins, Inc.	67,700	8,675,755
		13,717,699
Road & Rail - 0.1%
Norfolk Southern Corp.	63,800	6,192,428

TOTAL INDUSTRIALS		624,449,055

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.0%
Cisco Systems, Inc.	5,216,031	165,452,503
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (b)	318,641	15,231,040
TE Connectivity Ltd.	275,961	17,766,369
		32,997,409
IT Services - 1.1%
First Data Corp. Class A (b)	2,498,396	32,878,891
Paychex, Inc.	276,869	16,022,409
Sabre Corp.	396,700	11,179,006
		60,080,306
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	548,800	16,546,320
Maxim Integrated Products, Inc.	683,500	27,292,155
Qualcomm, Inc. (e)	1,476,739	101,156,622
		144,995,097
Software - 1.1%
Microsoft Corp.	973,624	56,080,742
SS&C Technologies Holdings, Inc.	87,200	2,803,480
		58,884,222
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	467,200	52,816,960
Inventec Corp.	3,619,000	2,976,289
Seagate Technology LLC	115,900	4,467,945
		60,261,194

TOTAL INFORMATION TECHNOLOGY		522,670,731

MATERIALS - 2.2%
Chemicals - 1.4%
LyondellBasell Industries NV Class A	307,600	24,811,016
Potash Corp. of Saskatchewan, Inc.	886,000	14,418,309
The Dow Chemical Co.	715,600	37,089,548
		76,318,873
Containers & Packaging - 0.8%
Packaging Corp. of America	216,800	17,617,168
WestRock Co.	471,200	22,843,776
		40,460,944

TOTAL MATERIALS		116,779,817

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	66,600	7,547,778
Cousins Properties, Inc.	969,600	10,122,624
Crown Castle International Corp.	275,600	25,964,276
Duke Realty LP	492,800	13,468,224
First Potomac Realty Trust	1,163,557	10,646,547
Piedmont Office Realty Trust, Inc. Class A	673,524	14,662,617
Public Storage	63,200	14,102,448
Sabra Health Care REIT, Inc.	180,800	4,552,544
Ventas, Inc.	163,990	11,582,614
		112,649,672
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	2,218,893	90,109,245
Verizon Communications, Inc. (e)	2,248,359	116,869,701
		206,978,946
Wireless Telecommunication Services - 0.1%
KDDI Corp.	238,000	7,373,719

TOTAL TELECOMMUNICATION SERVICES		214,352,665

UTILITIES - 3.6%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	214,271	13,758,341
Entergy Corp.	355,600	27,285,188
Exelon Corp.	2,682,200	89,290,438
PPL Corp. (e)	744,400	25,733,908
Southern Co.	303,877	15,588,890
Xcel Energy, Inc.	220,400	9,067,256
		180,724,021
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	708,200	16,451,486

TOTAL UTILITIES		197,175,507

TOTAL COMMON STOCKS
(Cost $4,295,293,862)		5,199,016,766

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	19,500	615,615
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	1,180	969,523
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50% (b)	11,685	912,248
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375% (b)	11,600	530,932
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (b)	21,200	1,215,025

TOTAL UTILITIES		1,745,957

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,835,708)		4,243,343
	Principal Amount	Value

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26 (f)	2,100,000	2,299,500
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	1,383,000	1,191,067
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	7,280,000	5,783,050
		6,974,117
INDUSTRIALS - 0.0%
Airlines - 0.0%
JetBlue Airways Corp. Series D 6.75% 10/15/39	220,000	774,813
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	4,600,000	5,612,000
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	3,220,000	3,048,938
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	1,330,000	1,566,075
TOTAL INFORMATION TECHNOLOGY		10,227,013

TOTAL CONVERTIBLE BONDS		20,275,443

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)	1,945,000	1,993,625
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,740,000	1,896,600
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (f)	2,200,000	1,894,750
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	5,250,000	525
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,520,000	1,501,000

TOTAL NONCONVERTIBLE BONDS		7,286,500

TOTAL CORPORATE BONDS
(Cost $32,115,079)		27,561,943
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.43% (h)	200,505,873	200,566,025
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	49,553,458	49,563,369
TOTAL MONEY MARKET FUNDS
(Cost $250,064,054)		250,129,394
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $4,581,308,703)		5,480,951,446
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(48,285,671)
NET ASSETS - 100%		$5,432,665,775

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apache Corp.	1/20/17 - $65.00	1,361	$391,959	$(598,840)
AT&T, Inc.	11/18/16 - $42.00	4,432	155,120	(111,590)
Chevron Corp.	10/21/16 - $105.00	7,153	852,189	(554,358)
Chevron Corp.	1/20/17 - $105.00	7,317	1,192,673	(2,037,755)
Johnson & Johnson	10/21/16 - $125.00	4,033	831,912	(24,198)
Microsoft Corp.	10/21/16 - $60.00	1,432	94,512	(66,976)
Molson Coors Brewing Co. Class B	10/21/16 - $105.00	173	50,082	(99,475)
PPL Corp.	1/20/17 - $38.00	3,718	111,537	(74,360)
Qualcomm, Inc.	10/21/16 - $65.00	4,321	282,067	(1,641,980)
Target Corp.	11/18/16 - $75.00	1,645	44,414	(42,770)
The Hershey Co.	1/20/17 - $100.00	309	56,237	(59,019)
Verizon Communications, Inc.	11/18/16 - $52.50	4,481	436,396	(311,430)
TOTAL WRITTEN OPTIONS			$4,499,098	$(5,622,751)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,122,600 or 0.3% of net assets.

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $215,979,869.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,867,525 or 0.3% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$588,291
Fidelity Securities Lending Cash Central Fund	558,634
Total	$1,146,925

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$452,186,527	$436,063,927	$--	$16,122,600
Consumer Staples	480,533,798	480,533,798	--	--
Energy	715,226,500	715,226,500	--	--
Financials	1,205,745,597	1,199,494,770	6,250,827	--
Health Care	558,832,035	483,827,946	75,004,089	--
Industrials	624,449,055	624,449,055	--	--
Information Technology	522,670,731	519,694,442	2,976,289	--
Materials	116,779,817	116,779,817	--	--
Real Estate	112,649,672	112,649,672	--	--
Telecommunication Services	215,264,913	207,891,194	7,373,719	--
Utilities	198,921,464	197,706,439	1,215,025	--
Corporate Bonds	27,561,943	--	26,370,351	1,191,592
Money Market Funds	250,129,394	250,129,394	--	--
Total Investments in Securities:	$5,480,951,446	$5,344,446,954	$119,190,300	$17,314,192
Derivative Instruments:
Liabilities
Written Options	$(5,622,751)	$(3,406,429)	$(2,216,322)	$--
Total Liabilities	$(5,622,751)	$(3,406,429)	$(2,216,322)	$--
Total Derivative Instruments:	$(5,622,751)	$(3,406,429)	$(2,216,322)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $4,592,176,451. Net unrealized appreciation aggregated $888,774,995, of which $1,145,904,779 related to appreciated investment securities and $257,129,784 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

September 30, 2016

VIPFHI-QTLY-1116
1.9859334.102

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 86.8%(a)
	Principal Amount	Value
Aerospace - 1.2%
Camp International Holding Co.:
Tranche 1LN, term loan 4.75% 8/18/23(b)	$240,000	$239,520
Tranche 2LN, term loan 8.25% 8/18/24 (b)	30,000	30,000
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	490,010	493,685
TransDigm, Inc.:
Tranche D, term loan 3.8316% 6/4/21 (b)	454,538	454,160
Tranche E, term loan 3.75% 5/14/22 (b)	371,413	371,621

TOTAL AEROSPACE		1,588,986

Automotive & Auto Parts - 0.5%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	238,417	190,733
Tranche 2LN, term loan 10% 11/27/21 (b)	500,000	330,000
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	121,588	119,653

TOTAL AUTOMOTIVE & AUTO PARTS		640,386

Broadcasting - 0.8%
Clear Channel Communications, Inc. Tranche D, term loan 7.2744% 1/30/19 (b)	625,000	480,113
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	477,898	479,093

TOTAL BROADCASTING		959,206

Building Materials - 1.5%
Builders FirstSource, Inc. Tranche 1LN, term loan 4.75% 7/31/22 (b)	214,878	215,953
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (b)	446,222	444,687
HD Supply, Inc. Tranche B, term loan 10/17/23 (c)	250,000	250,313
HNC Holdings, Inc. Tranche B, term loan 9/30/23 (c)	135,000	134,663
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	123,750	124,421
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	372,500	371,956
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (b)	329,063	331,530

TOTAL BUILDING MATERIALS		1,873,523

Cable/Satellite TV - 3.1%
Charter Communication Operating LLC Tranche I, term loan 3.5% 1/24/23 (b)	621,875	625,588
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (b)	487,406	488,687
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	498,750	499,269
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (b)	250,000	246,408
Tranche 2LN, term loan 7.75% 7/7/23 (b)	240,000	228,451
Numericable LLC:
Tranche B 6LN, term loan 4.7515% 2/10/23 (b)	497,500	500,764
Tranche B, term loan 5.0015% 1/15/24 (b)	418,950	422,721
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	504,991	507,001
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	500,000	497,605

TOTAL CABLE/SATELLITE TV		4,016,494

Capital Goods - 0.6%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	438,634	439,059
SRAM LLC. Tranche B, term loan 4.0141% 4/10/20 (b)	217,606	211,077
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 7/21/23 (b)	140,000	140,409

TOTAL CAPITAL GOODS		790,545

Chemicals - 2.4%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	100,277	100,151
Chromaflo Technologies Corp. Tranche B 1LN, term loan 4.5% 12/2/19 (b)	121,216	121,064
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	492,500	495,273
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 9/15/21 (c)	140,000	141,313
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	625,000	629,688
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	99,231	99,355
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	245,625	246,546
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	123,750	124,214
Orion Engineered Carbons GMBH Tranche B, term loan 3.75% 7/25/21 (b)	421,576	421,842
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	64,673	65,077
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	100,000	98,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	167,875	168,872
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	256,684	253,796
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	133,650	133,817

TOTAL CHEMICALS		3,099,508

Consumer Products - 1.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	736,875	739,484
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (b)	245,614	245,511
Weight Watchers International, Inc. Tranche B 2LN, term loan 4% 4/2/20 (b)	448,837	339,011

TOTAL CONSUMER PRODUCTS		1,324,006

Containers - 4.6%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (b)	462,996	465,505
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	241,875	242,857
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	250,000	250,625
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	490,201	491,863
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	859,167	859,381
Tranche H, term loan 3.75% 10/1/22 (b)	321,386	322,280
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	124,356	124,434
BWAY Holding Co. Tranche B, term loan 5.5181% 8/14/20 (b)	777,404	781,096
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 5.25% 2/5/22 (b)	237,730	238,919
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (b)	750,000	712,500
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	118,800	119,543
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	15,000	15,075
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.5% 9/1/22 (b)	370,313	372,627
Printpack Holdings, Inc. Tranche B, term loan 5% 7/26/23 (b)	100,000	100,125
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	565,000	566,588
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	116,326	115,963
Tekni-Plex, Inc. Tranche 2LN, term loan 8.75% 6/1/23 (b)	125,000	122,916

TOTAL CONTAINERS		5,902,297

Diversified Financial Services - 2.2%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	232,650	232,824
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	402,167	403,799
Fly Funding II Sarl Tranche B, term loan 3.54% 8/9/19 (b)	226,974	227,257
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5877% 4/30/20 (b)	500,000	502,750
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	400,800	392,451
TransUnion LLC Tranche B 2LN, term loan 3.5877% 4/9/21 (b)	492,428	493,659
UFC Holdings LLC:
Tranche 2LN, term loan 8.5% 8/18/24 (b)	115,000	116,438
Tranche B 1LN, term loan 5% 8/18/23 (b)	500,000	504,065

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,873,243

Electric Utilities No Longer Use - 0.1%
Dayton Power & Light Co. Tranche B 1LN, term loan 4% 8/24/22 (b)	125,000	126,173
Energy - 3.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	732,869	729,204
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	160,000	167,901
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	160,000	167,850
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (b)	90,000	83,700
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	120,091	121,405
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	249,364	247,962
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	668,595	616,224
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	127,232	87,663
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	408,956	347,613
Tranche C, term loan 5.25% 3/14/21 (b)	32,532	27,652
Energy Transfer Equity LP Tranche C, term loan 4.0424% 12/2/19 (b)	80,000	79,862
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	75,000	75,656
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	375,000	363,986
MRP Generation Holdings LLC Tranche B, term loan 9/29/22 (c)	250,000	235,000
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	103,001	102,614
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	151,115	74,928
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	394,058	335,276
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 7% 6/26/22 (b)	346,163	342,701

TOTAL ENERGY		4,207,197

Entertainment/Film - 0.4%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	248,125	250,296
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	133,650	133,594
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	50,000	48,250
Regal Cinemas Corp. Tranche B, term loan 3.5% 4/1/22 (b)	108,902	109,488

TOTAL ENTERTAINMENT/FILM		541,628

Environmental - 0.5%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	224,121	224,227
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (b)	246,835	246,218
WTG Holdings III Corp. term loan 5.5% 1/15/21 (b)	194,025	194,510

TOTAL ENVIRONMENTAL		664,955

Food & Drug Retail - 3.5%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (b)	1,476,350	1,487,083
Tranche B 5LN, term loan 4.75% 12/21/22 (b)	288,963	291,674
Tranche B 6LN, term loan 4.75% 6/22/23 (b)	487,619	492,276
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	249,375	250,934
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	581,459	580,005
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	622,498	628,636
Pizza Hut Holdings LLC Tranche B, term loan 3.2809% 6/16/23 (b)	324,188	326,214
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	389,024	390,241

TOTAL FOOD & DRUG RETAIL		4,447,063

Food/Beverage/Tobacco - 1.9%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (b)	189,519	190,941
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	400,834	402,670
Chobani LLC Tranche B, term loan 9/30/23 (c)	245,000	245,000
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	485,450	491,013
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	255,000	230,775
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	499,800	496,676
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (b)	374,063	376,789

TOTAL FOOD/BEVERAGE/TOBACCO		2,433,864

Gaming - 6.1%
Affinity Gaming LLC Tranche B, term loan 5% 7/1/23 (b)	374,063	373,831
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	325,821	328,470
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.5% 10/20/21 (b)	314,522	315,421
Boyd Gaming Corp. Tranche B 2LN, term loan 3.5267% 9/15/23 (b)	210,000	211,470
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	906,960	904,131
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	1,541,403	1,519,548
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	208,853	208,853
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	217,250	218,065
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	376,962	378,847
5.5% 11/21/19 (b)	161,555	162,363
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	335,858	337,537
MGM Mirage, Inc. Tranche A, term loan 3.2744% 4/25/21 (b)	180,000	178,875
Mohegan Tribal Gaming Authority:
Tranche B, term loan 9/30/23 (c)	250,000	248,438
Tranche B, term loan 5.5% 6/15/18 (b)	593,551	592,958
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	245,625	246,001
Tranche B, term loan 6% 10/18/20 (b)	1,099,890	1,102,981
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	453,863	456,699

TOTAL GAMING		7,784,488

Healthcare - 9.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	151,846	150,559
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	265,297	265,464
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	237,500	237,500
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	248,675	248,210
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	586,500	586,870
Avantor Performance Materials Holdings, Inc.:
Tranche 1LN, term loan 6/21/22(c)	36,647	36,723
Tranche B 1LN, term loan 6% 6/21/22(b)	143,353	143,532
Community Health Systems, Inc.:
Tranche G, term loan 3.75% 12/31/19 (b)	380,336	372,999
Tranche H, term loan 4% 1/27/21 (b)	1,347,789	1,322,181
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	236,969	238,036
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	548,122	537,845
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	171,351	168,495
Envision Healthcare Corp. Tranche B 2LN, term loan 4.5% 10/28/22 (b)	248,125	249,100
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (b)	85,000	85,585
HCA Holdings, Inc. Tranche B 7LN, term loan 3.5877% 2/15/24 (b)	250,000	252,188
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	223,041	194,045
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	316,309	313,146
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (c)	245,000	245,510
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	246,566	247,315
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	373,093	372,627
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (b)	160,000	160,501
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	191,354	193,656
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	135,468	136,484
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	396,124	396,948
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	573,533	560,153
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	611,552	610,530
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	49,875	50,187
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 9/30/24 (c)	80,000	80,200
Tranche B 1LN, term loan 9/30/23 (c)	245,000	245,000
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	250,000	241,250
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	645,187	618,089
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.28% 10/20/18 (b)	75,208	75,114
Tranche BD 2LN, term loan 5% 2/13/19 (b)	727,353	727,694
Tranche E, term loan 5.25% 8/5/20 (b)	981,127	982,658
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	219,963	222,301

TOTAL HEALTHCARE		11,568,695

Homebuilders/Real Estate - 1.9%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (b)	159,600	160,898
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	372,178	373,853
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	125,000	125,625
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	491,281	491,434
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (b)	124,994	126,166
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	542,275	546,852
NorthStar Asset Management LP Tranche B 1LN, term loan 4.6265% 1/29/23 (b)	223,875	223,221
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (b)	374,063	378,271

TOTAL HOMEBUILDERS/REAL ESTATE		2,426,320

Hotels - 1.1%
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (c)	325,000	327,148
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	375,000	375,469
Tranche B 1LN, term loan 3.75% 6/27/20 (b)	498,375	500,867
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	218,262	217,854

TOTAL HOTELS		1,421,338

Insurance - 2.2%
Alliant Holdings Intermediate LLC:
Tranche B 2LN, term loan 5.2528% 8/14/22 (b)	249,375	249,874
Tranche B, term loan 4.7528% 8/14/22 (b)	400,558	400,257
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	219,858	220,500
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	235,000	233,433
Tranche B 4LN, term loan 5% 8/4/22 (b)	776,253	779,940
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	487,500	487,500
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	180,000	178,425
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/30/23 (b)	250,000	250,743

TOTAL INSURANCE		2,800,672

Leisure - 0.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	499,139	479,173
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	125,000	124,813
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	330,813	330,872
SMG Tranche B 1LN, term loan 4.617% 2/27/20 (b)	249,359	243,125

TOTAL LEISURE		1,177,983

Metals/Mining - 1.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	689,138	663,295
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	56,967	56,445
Murray Energy Corp.:
Tranche B 1LN, term loan 7.75% 4/16/17 (b)	207,030	199,094
Tranche B 2LN, term loan 8.25% 4/16/20 (b)	384,860	326,050
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	124,046	97,686
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	111,260	0

TOTAL METALS/MINING		1,342,570

Paper - 0.3%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	317,315	320,355
Publishing/Printing - 3.0%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	498,750	498,127
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	284,487	237,311
Harland Clarke Holdings Corp.:
Tranche B 4LN, term loan 6.993% 8/4/19 (b)	372,500	365,359
Tranche B 5LN, term loan 7% 12/31/19 (b)	112,125	109,854
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	493,750	488,195
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (b)	80,000	80,500
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	693,263	696,902
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	273,348	254,214
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	491,235	491,235
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	491,881	475,590
Trader Corp. Tranche B 1LN, term loan 8/9/23 (c)	120,000	120,526

TOTAL PUBLISHING/PRINTING		3,817,813

Restaurants - 1.7%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	749,423	754,339
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	243,139	239,341
Landry's Acquisition Co.:
Tranche B 1LN, term loan 4% 9/19/23 (b)	500,000	502,290
Tranche B, term loan 4% 4/24/18 (b)	185,998	186,696
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	255,107	256,224
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	176,054	175,540

TOTAL RESTAURANTS		2,114,430

Services - 8.4%
Abacus Innovations Corp. Tranche B, term loan 3.2744% 8/16/23 (b)	250,000	251,250
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	865,609	822,329
Apollo Security Service Borrower LLC Tranche B 1LN, term loan 4.75% 5/2/22 (b)	698,250	704,576
ARAMARK Corp. Tranche F, term loan 3.3377% 2/24/21 (b)	487,500	490,245
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	495,434	489,395
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	243,404	186,813
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	1,308,255	1,301,386
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (b)	545,458	548,414
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	425,453	420,773
Tranche DD, term loan 4.0039% 11/8/20 (b)	73,906	73,093
GCA Services Group, Inc. Tranche B 1LN, term loan 5.8087% 3/1/23 (b)	248,750	250,382
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.375% 3/9/23 (b)	194,025	196,450
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	319,483	315,292
Tranche 2LN, term loan 7.5% 7/25/22 (b)	125,000	118,594
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	371,250	372,085
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	100,000	97,500
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (b)	1,173,724	1,166,388
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	588,466	581,110
Nexeo Solutions LLC Tranche B, term loan 5.0889% 6/9/23 (b)	84,788	85,159
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	365,634	366,322
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	80,000	79,200
Tranche B 1LN, term loan 5.25% 9/27/23 (b)	245,000	246,428
Research Now Group, Inc. Tranche B 1LN, term loan 5.5% 3/18/21 (b)	88,650	85,991
Science Applications International Corp. Tranche B, term loan 3.25% 5/4/22 (b)	175,716	176,669
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	490,000	494,288
Thomson Reuters IP&S Tranche B 1LN, term loan 9/16/23 (c)	370,000	370,278
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	419,687	419,687
Tranche B 2LN, term loan 8% 5/14/23 (b)	40,000	39,400

TOTAL SERVICES		10,749,497

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	374,063	377,104
Super Retail - 4.6%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	481,843	470,279
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	371,231	370,073
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (b)	476,998	477,842
CNT Holdings III Corp. Tranche B 1LN, term loan 5.25% 1/22/23 (b)	248,750	250,098
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (b)	247,586	232,268
Dollar Tree, Inc. Tranche B 3LN, term loan 3.0625% 7/6/22 (b)	56,533	56,887
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4% 8/19/23 (b)	360,000	361,742
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21(b)	307,198	243,147
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	1,242,188	1,246,175
Party City Holdings, Inc. Tranche B, term loan 4.4722% 8/19/22 (b)	405,877	407,038
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	864,991	865,985
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	855,174	836,643
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17(b)(d)	283,581	60,970

TOTAL SUPER RETAIL		5,879,147

Technology - 8.8%
Avago Technologies Cayman Finance Ltd. Tranche B 3LN, term loan 3.5243% 2/1/23 (b)	227,360	229,949
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	234,026	225,360
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (b)	170,000	171,700
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	365,276	356,600
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (b)	478,605	479,716
Compuware Corp. Tranche B 2LN, term loan 6.25% 12/15/21 (b)	249,365	248,430
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	349,108	348,410
Dell International LLC:
Tranche B, term loan 9/27/22 (c)	300,000	297,375
Tranche B, term loan 4% 9/7/23 (b)	250,000	251,408
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	351,432	326,832
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (b)	370,313	364,528
Tranche B2 1LN, term loan 5% 6/1/22 (b)	125,000	123,594
First Data Corp. Tranche B, term loan 4.2753% 7/10/22 (b)	500,000	502,625
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	50,000	45,750
Tranche B 1LN, term loan 5% 6/17/21 (b)	166,919	167,198
Global Payments, Inc. Tranche B, term loan 4.0244% 4/22/23 (b)	234,413	236,581
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	370,732	368,323
JDA Software Group, Inc. Tranche B, term loan 9/22/23 (c)	375,000	375,094
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	499,447	507,353
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	812,812	814,551
Landslide Holdings, Inc. Tranche B 1LN, term loan 5.5% 9/27/22 (b)	245,000	246,531
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	125,000	123,906
Tranche B 1LN, term loan 5% 10/16/22 (b)	253,088	254,037
Micron Technology, Inc. Tranche B, term loan 6.53% 4/26/22 (b)	124,688	125,957
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (b)	102,897	103,829
NXP BV/NXP Funding LLC Tranche F, term loan 3.4052% 12/7/20 (b)	133,300	133,767
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	608,150	605,110
Tranche 2LN, term loan 8% 4/9/22 (b)	175,000	171,208
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (b)	374,063	377,429
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	423,311	427,456
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	290,745	290,745
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0002% 7/8/22 (b)	162,758	163,878
Tranche B 2LN, term loan 4.0001% 7/8/22 (b)	20,115	20,253
Sybil Software LLC. Tranche B, term loan 8/3/22 (c)	440,000	441,927
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	285,000	251,513
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	612,609	615,672
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	240,000	241,200
WEX, Inc. Tranche B, term loan 4.25% 7/1/23 (b)	249,375	252,076

TOTAL TECHNOLOGY		11,287,871

Telecommunications - 4.4%
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.1673% 3/31/19 (b)	100,000	95,000
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	244,924	244,792
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (b)	120,000	116,400
Tranche B 1LN, term loan 5.25% 8/14/20 (b)	494,059	490,353
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	1,250,000	1,187,213
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	250,000	251,250
Tranche B 4LN, term loan 4% 1/15/20 (b)	500,000	502,125
LTS Buyer LLC Tranche B 1LN, term loan 4.0877% 4/11/20 (b)	857,622	857,356
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	170,323	171,335
Polycom, Inc. Tranche B, term loan 9/27/23 (c)	300,000	288,750
RP Crown Parent, LLC Tranche B, term loan 6% 12/21/18 (b)	39,897	39,841
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5877% 12/31/22 (b)	68,750	69,277
Tranche B 2LN, term loan 5.83% 12/31/22 (b)	56,250	56,681
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	250,000	239,188
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	487,439	480,435
Telenet Financing USD LLC term loan 4.3566% 6/30/24 (b)	250,000	251,875
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	180,000	180,450
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	72,108	72,409

TOTAL TELECOMMUNICATIONS		5,594,730

Textiles/Apparel - 0.3%
ABB Optical Group LLC Tranche B, term loan 6.0041% 6/15/23 (b)	250,000	252,188
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (b)	115,000	115,971

TOTAL TEXTILES/APPAREL		368,159

Transportation Ex Air/Rail - 0.2%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	146,250	141,497
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	117,402	105,759

TOTAL TRANSPORTATION EX AIR/RAIL		247,256

Utilities - 4.9%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	22,482	22,426
6.375% 8/13/19 (b)	338,228	337,383
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	233,883	235,831
Cortes NP Acquisition Corp. Tranche B, term loan 9/30/23 (c)	325,000	317,688
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (b)	500,000	503,625
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	248,077	248,742
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	115,000	115,805
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	603,945	605,081
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	265,000	257,050
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	624,468	611,978
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	732,955	688,977
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	246,875	216,016
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	735,970	718,491
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	43,988	35,564
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	18,618	15,546
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	485,409	482,375
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (b)	116,071	116,900
Tranche B, term loan 5% 10/31/17 (b)	508,929	512,562
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	235,322	233,852

TOTAL UTILITIES		6,275,892

TOTAL BANK LOAN OBLIGATIONS
(Cost $111,277,973)		111,043,394

Nonconvertible Bonds - 5.6%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 3.25% 11/5/18	250,000	251,250
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8503% 12/15/19 (b)(e)	1,000,000	1,013,800
4.067% 5/15/21 (b)(e)	205,000	208,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.1271% 7/15/21 (b)(e)	145,000	147,175
6.875% 2/15/21 (b)	250,000	259,375

TOTAL CONTAINERS		1,628,425

Diversified Financial Services - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	336,000
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	100,000	109,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		445,000

Energy - 0.4%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.2591% 8/1/19 (b)(e)	60,000	42,150
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (e)	115,000	124,200
Chesapeake Energy Corp. 8% 12/15/22 (e)	21,000	21,289
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	385,000	375,375

TOTAL ENERGY		563,014

Gaming - 0.2%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	250,000	258,438
Healthcare - 1.5%
Community Health Systems, Inc. 5.125% 8/15/18	125,000	126,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (e)	200,000	182,000
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	516,875
4.25% 10/15/19	500,000	521,250
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (e)	105,000	108,413
Tenet Healthcare Corp. 4.3503% 6/15/20(b)	420,000	422,142

TOTAL HEALTHCARE		1,876,930

Homebuilders/Real Estate - 0.1%
Communications Sales & Leasing, Inc. 6% 4/15/23 (e)	100,000	103,750
Paper - 0.2%
Xerium Technologies, Inc. 9.5% 8/15/21 (e)	250,000	253,125
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (e)	40,000	35,500
Services - 0.2%
APX Group, Inc. 7.875% 12/1/22	275,000	288,063
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	80,000	83,300
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	78,000	80,210
4.42% 6/15/21 (e)	235,000	245,620
NXP BV/NXP Funding LLC 4.125% 6/1/21 (e)	200,000	214,250

TOTAL TECHNOLOGY		540,080

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (e)	225,000	234,281
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	40,000	40,800
SFR Group SA 7.375% 5/1/26 (e)	485,000	495,762

TOTAL TELECOMMUNICATIONS		770,843

Utilities - 0.0%
The AES Corp. 3.8421% 6/1/19 (b)	15,000	15,038
TOTAL NONCONVERTIBLE BONDS
(Cost $6,977,523)		7,112,756
	Shares	Value

Common Stocks - 0.0%
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (f)	121	27,719
Utilities - 0.0%
Southcross Holdings Borrower LP	21	10,238
TOTAL COMMON STOCKS
(Cost $249,563)		37,957

Money Market Funds - 10.7%
Fidelity Cash Central Fund, 0.43% (g)
(Cost $13,743,168)	13,742,661	13,746,783
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $132,248,227)		131,940,890
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(4,005,867)
NET ASSETS - 100%		$127,935,023

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,118,075 or 3.2% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,719 or 0.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	9/17/14	$232,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,535
Total	$35,535

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$27,719	$--	$--	$27,719
Utilities	10,238	--	--	10,238
Bank Loan Obligations	111,043,394	--	110,948,394	95,000
Corporate Bonds	7,112,756	--	7,112,756	--
Money Market Funds	13,746,783	13,746,783	--	--
Total Investments in Securities:	$131,940,890	$13,746,783	$118,061,150	$132,957

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $132,353,586. Net unrealized depreciation aggregated $412,696, of which $1,329,673 related to appreciated investment securities and $1,742,369 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

September 30, 2016

VIPGRWT-QTLY-1116
1.808779.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	284,800	$19,050,272
Houghton Mifflin Harcourt Co. (a)	379,400	5,087,754
Nord Anglia Education, Inc. (a)	420,668	9,162,149
ServiceMaster Global Holdings, Inc. (a)	112,000	3,772,160
		37,072,335
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc. (a)	21,700	3,054,058
Dave & Buster's Entertainment, Inc. (a)	592,200	23,202,396
Domino's Pizza, Inc.	200,000	30,370,000
Jubilant Foodworks Ltd.	89,939	1,306,448
Popeyes Louisiana Kitchen, Inc. (a)	196,400	10,436,696
Starbucks Corp.	1,177,946	63,773,996
Wingstop, Inc.	252,200	7,389,460
		139,533,054
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	199,000	166,624,690
Netflix, Inc. (a)	141,000	13,895,550
NutriSystem, Inc.	209,300	6,214,117
		186,734,357
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	243,618	2
Media - 3.1%
Charter Communications, Inc. Class A (a)	450,200	121,540,494
Sirius XM Holdings, Inc. (a)	3,809,400	15,885,198
		137,425,692
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	168,100	13,268,133
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	357,800	9,377,938
		22,646,071
Specialty Retail - 3.8%
AutoZone, Inc. (a)	36,700	28,198,078
Five Below, Inc. (a)	9,700	390,813
Home Depot, Inc.	888,132	114,284,826
Lowe's Companies, Inc.	261,100	18,854,031
MarineMax, Inc. (a)	358,000	7,500,100
		169,227,848
Textiles, Apparel & Luxury Goods - 1.3%
Kate Spade & Co. (a)	1,394,300	23,884,359
LVMH Moet Hennessy - Louis Vuitton SA	67,572	11,521,767
NIKE, Inc. Class B	396,900	20,896,785
		56,302,911

TOTAL CONSUMER DISCRETIONARY		748,942,270

CONSUMER STAPLES - 8.2%
Beverages - 3.5%
Constellation Brands, Inc. Class A (sub. vtg.)	119,200	19,845,608
Kweichow Moutai Co. Ltd.	110,770	4,953,813
Molson Coors Brewing Co. Class B	347,200	38,122,560
PepsiCo, Inc.	209,200	22,754,684
Pernod Ricard SA ADR	408,400	9,617,820
The Coca-Cola Co.	1,437,538	60,836,608
		156,131,093
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	178,400	27,207,784
CVS Health Corp.	278,700	24,801,513
Whole Foods Market, Inc.	273,666	7,758,431
		59,767,728
Food Products - 0.5%
Danone SA	318,400	23,642,105
Household Products - 0.6%
Procter & Gamble Co.	272,300	24,438,925
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	244,500	21,652,920
Herbalife Ltd. (a)	107,200	6,645,328
		28,298,248
Tobacco - 1.7%
Reynolds American, Inc.	1,573,300	74,181,095

TOTAL CONSUMER STAPLES		366,459,194

ENERGY - 1.0%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	683,900	34,516,433
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd. (c)	417,917	8,859,840

TOTAL ENERGY		43,376,273

FINANCIALS - 6.0%
Banks - 1.0%
First Republic Bank	517,700	39,919,847
HDFC Bank Ltd.	117,289	2,605,788
Metro Bank PLC	85,000	3,041,870
		45,567,505
Capital Markets - 4.0%
BlackRock, Inc. Class A	71,606	25,954,311
CME Group, Inc.	556,697	58,185,970
E*TRADE Financial Corp. (a)	1,293,593	37,669,428
JMP Group, Inc.	240,100	1,325,352
S&P Global, Inc.	228,613	28,933,261
MSCI, Inc. Class A	323,100	27,121,014
		179,189,336
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	95,400	13,782,438
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	299,700	20,154,825
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	392,000	10,431,120

TOTAL FINANCIALS		269,125,224

HEALTH CARE - 13.3%
Biotechnology - 5.8%
Advanced Accelerator Applications SA sponsored ADR	9,500	361,760
Alexion Pharmaceuticals, Inc. (a)	176,400	21,616,056
Amgen, Inc.	247,300	41,252,113
Biogen, Inc. (a)	73,000	22,851,190
BioMarin Pharmaceutical, Inc. (a)	277,025	25,630,353
Cytokinetics, Inc. (a)	97,090	891,286
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	730,984
Gilead Sciences, Inc.	344,990	27,295,609
Insmed, Inc. (a)	1,318,402	19,143,197
Regeneron Pharmaceuticals, Inc. (a)	72,400	29,106,248
TESARO, Inc. (a)	184,400	18,484,256
Vertex Pharmaceuticals, Inc. (a)	592,300	51,654,483
		259,017,535
Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp. (a)	1,609,400	38,303,720
Danaher Corp.	519,226	40,702,126
DexCom, Inc. (a)	126,600	11,097,756
Edwards Lifesciences Corp. (a)	178,900	21,568,184
Intuitive Surgical, Inc. (a)	65,400	47,403,882
Medtronic PLC	399,900	34,551,360
Novadaq Technologies, Inc. (a)	983,500	11,379,095
ResMed, Inc.	232,300	15,050,717
		220,056,840
Health Care Providers & Services - 1.7%
HealthEquity, Inc. (a)	246,600	9,333,810
HealthSouth Corp. warrants 1/17/17 (a)	1,014	2,434
UnitedHealth Group, Inc.	451,900	63,266,000
VCA, Inc. (a)	41,200	2,883,176
		75,485,420
Pharmaceuticals - 0.9%
Allergan PLC (a)	90,900	20,935,179
Collegium Pharmaceutical, Inc. (a)	117,100	2,255,346
Patheon NV	63,800	1,890,394
Zoetis, Inc. Class A	323,300	16,814,833
		41,895,752

TOTAL HEALTH CARE		596,455,547

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.7%
Taser International, Inc. (a)	481,723	13,782,095
TransDigm Group, Inc. (a)	56,096	16,218,476
		30,000,571
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR	187,067	14,035,637
Building Products - 0.5%
A.O. Smith Corp.	187,018	18,475,508
Caesarstone Sdot-Yam Ltd. (a)	120,422	4,541,114
		23,016,622
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	776,300	33,505,108
Electrical Equipment - 0.9%
Acuity Brands, Inc.	38,600	10,213,560
Fortive Corp.	577,713	29,405,592
		39,619,152
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	278,600	32,481,974
Roper Technologies, Inc.	83,417	15,221,100
		47,703,074
Machinery - 0.1%
Rational AG	5,900	2,955,983
Professional Services - 2.5%
Equifax, Inc.	216,900	29,190,402
Robert Half International, Inc.	492,000	18,627,120
TransUnion Holding Co., Inc. (a)	417,100	14,389,950
WageWorks, Inc. (a)	794,629	48,400,852
		110,608,324
Road & Rail - 0.0%
Swift Transporation Co. (a)	97,200	2,086,884

TOTAL INDUSTRIALS		303,531,355

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	168,300	7,696,359
Internet Software & Services - 18.0%
Akamai Technologies, Inc. (a)	12,700	672,973
Alibaba Group Holding Ltd. sponsored ADR (a)	43,132	4,562,934
Alphabet, Inc. Class A	345,298	277,640,310
CommerceHub, Inc.:
Series A, (a)	528,960	8,357,568
Series C, (a)	60,320	959,691
Facebook, Inc. Class A (a)	3,527,209	452,435,101
GoDaddy, Inc. (a)	496,659	17,149,635
Just Dial Ltd.	237,392	1,543,992
JUST EAT Ltd. (a)	1,293,803	8,988,520
Nutanix, Inc. Class A (a)	19,400	717,800
Shopify, Inc. Class A (a)	68,700	2,948,604
Stamps.com, Inc. (a)	107,789	10,187,138
Twilio, Inc. Class A	108,100	6,957,316
VeriSign, Inc. (a)(c)	169,400	13,253,856
		806,375,438
IT Services - 3.8%
Fidelity National Information Services, Inc.	173,300	13,349,299
Gartner, Inc. Class A (a)	91,000	8,048,950
Global Payments, Inc.	982,900	75,447,404
Visa, Inc. Class A	867,872	71,773,014
		168,618,667
Semiconductors & Semiconductor Equipment - 0.9%
Maxim Integrated Products, Inc.	470,387	18,782,553
Monolithic Power Systems, Inc.	245,088	19,729,584
		38,512,137
Software - 8.7%
Activision Blizzard, Inc.	435,932	19,311,788
Adobe Systems, Inc. (a)	612,600	66,491,604
Blackbaud, Inc.	69,300	4,597,362
Computer Modelling Group Ltd.	926,000	6,924,090
CyberArk Software Ltd. (a)(c)	154,100	7,638,737
Electronic Arts, Inc. (a)	1,695,021	144,754,793
Intuit, Inc.	137,400	15,115,374
Mobileye NV (a)(c)	1,285,392	54,719,137
RealPage, Inc. (a)	190,304	4,890,813
Red Hat, Inc. (a)	327,300	26,455,659
Salesforce.com, Inc. (a)	537,062	38,308,632
		389,207,989
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	791,200	89,445,160

TOTAL INFORMATION TECHNOLOGY		1,499,855,750

MATERIALS - 1.0%
Chemicals - 0.7%
Monsanto Co.	216,600	22,136,520
Sherwin-Williams Co.	37,000	10,236,420
		32,372,940
Construction Materials - 0.3%
Eagle Materials, Inc.	160,590	12,413,607

TOTAL MATERIALS		44,786,547

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	474,800	53,809,084
Real Estate Management & Development - 1.4%
Realogy Holdings Corp.	2,466,701	63,788,888

TOTAL REAL ESTATE		117,597,972

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	91,500	10,262,640
TOTAL COMMON STOCKS
(Cost $2,908,461,977)		4,000,392,772

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)	1,049,416	1,909,937
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	636,240	31,030,842
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	181,657	4,723,082

TOTAL INFORMATION TECHNOLOGY		35,753,924

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,357,314)		37,663,861
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.31% 10/20/16 to 11/3/16 (d)
(Cost $9,828,346)	9,830,000	9,829,129
	Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 0.43% (e)	396,018,927	$396,137,732
Fidelity Securities Lending Cash Central Fund 0.46% (e)(f)	30,407,268	30,413,350
TOTAL MONEY MARKET FUNDS
(Cost $426,442,096)		426,551,082
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $3,363,089,733)		4,474,436,844
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,715,892)
NET ASSETS - 100%		$4,469,720,952

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,275 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	137,725,500	$(669,617)
882 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2016	92,160,180	1,114,010
TOTAL FUTURES CONTRACTS			$444,393

The face value of futures purchased as a percentage of Net Assets is 5.2%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,663,864 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,829,129.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
NJOY, Inc.	9/11/13	$1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$763,685
Fidelity Securities Lending Cash Central Fund	737,835
Total	$1,501,520

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$750,852,207	$736,114,053	$12,828,215	$1,909,939
Consumer Staples	366,459,194	337,863,276	28,595,918	--
Energy	43,376,273	43,376,273	--	--
Financials	269,125,224	266,519,436	2,605,788	--
Health Care	596,455,547	595,724,563	730,984	--
Industrials	303,531,355	303,531,355	--	--
Information Technology	1,535,609,674	1,498,311,758	1,543,992	35,753,924
Materials	44,786,547	44,786,547	--	--
Real Estate	117,597,972	117,597,972	--	--
Telecommunication Services	10,262,640	10,262,640	--	--
U.S. Government and Government Agency Obligations	9,829,129	--	9,829,129	--
Money Market Funds	426,551,082	426,551,082	--	--
Total Investments in Securities:	$4,474,436,844	$4,380,638,955	$56,134,026	$37,663,863
Derivative Instruments:
Assets
Futures Contracts	$1,114,010	$1,114,010	$--	$--
Total Assets	$1,114,010	$1,114,010	$--	$--
Liabilities
Futures Contracts	$(669,617)	$(669,617)	$--	$--
Total Liabilities	$(669,617)	$(669,617)	$--	$--
Total Derivative Instruments:	$444,393	$444,393	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $3,367,081,667. Net unrealized appreciation aggregated $1,107,355,177, of which $1,218,753,278 related to appreciated investment securities and $111,398,101 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

September 30, 2016

VIPHI-QTLY-1116
1.808795.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.7%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc.:
6% 7/15/22	$405,000	$427,275
6.375% 6/15/26 (a)	1,295,000	1,337,088

TOTAL AEROSPACE		1,764,363

Air Transportation - 1.9%
Air Canada 7.75% 4/15/21 (a)	895,000	966,600
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,065,000	3,098,470
Allegiant Travel Co. 5.5% 7/15/19	2,335,000	2,416,725
American Airlines Group, Inc. 4.625% 3/1/20 (a)	2,540,000	2,565,400
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	410,931	428,910
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,875,647	2,072,590
5.5% 4/29/22	2,323,496	2,439,671
6.125% 4/29/18	520,000	543,400
9.25% 5/10/17	338,477	352,862
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	1,104,215	1,257,480
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,671,950
Series 2013-1 Class B, 5.375% 5/15/23	643,727	669,477
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,888,847	1,973,845
9.75% 1/15/17	571,777	585,037
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	315,000

TOTAL AIR TRANSPORTATION		23,357,417

Automotive & Auto Parts - 1.3%
Allison Transmission, Inc. 5% 10/1/24 (a)	2,205,000	2,260,125
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,805,000	1,642,550
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	905,000	917,444
4.5% 9/15/23 pay-in-kind (a)(b)	620,000	623,255
4.75% 9/15/26 pay-in-kind (a)(b)	745,000	751,407
Tenneco, Inc. 5% 7/15/26	995,000	1,007,438
The Goodyear Tire & Rubber Co. 5% 5/31/26	2,950,000	3,034,813
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	4,665,000	4,898,250

TOTAL AUTOMOTIVE & AUTO PARTS		15,135,282

Broadcasting - 1.5%
AMC Networks, Inc. 5% 4/1/24	1,680,000	1,690,500
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,680,000	14,386,400
9% 12/15/19	325,000	257,156
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	1,355,000	1,392,263

TOTAL BROADCASTING		17,726,319

Building Materials - 1.4%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	1,085,000	1,112,125
Building Materials Corp. of America:
5.375% 11/15/24 (a)	3,265,000	3,362,950
6% 10/15/25 (a)	2,605,000	2,787,350
CEMEX Finance LLC 6% 4/1/24 (a)	1,745,000	1,788,625
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	2,030,000	2,252,285
Eagle Materials, Inc. 4.5% 8/1/26	1,490,000	1,510,757
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,735,000	2,871,750
U.S. Concrete, Inc. 6.375% 6/1/24	665,000	689,938

TOTAL BUILDING MATERIALS		16,375,780

Cable/Satellite TV - 3.9%
Altice SA 7.75% 5/15/22 (a)	17,675,000	18,868,063
Altice U.S. Finance SA 5.5% 5/15/26 (a)	2,945,000	3,025,988
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	900,000	939,375
5.5% 5/1/26 (a)	6,700,000	6,984,750
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,960,000	3,026,600
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,410,000	2,569,663
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,685,000	1,706,063
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,180,000	3,243,600
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,810,000	1,810,000
6% 1/15/27 (a)	3,095,000	3,076,430
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,505,000	2,494,354

TOTAL CABLE/SATELLITE TV		47,744,886

Capital Goods - 0.4%
Belden, Inc. 5.25% 7/15/24 (a)	490,000	497,350
General Cable Corp. 5.75% 10/1/22 (b)	905,000	859,750
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	4,055,013

TOTAL CAPITAL GOODS		5,412,113

Chemicals - 0.6%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	3,945,000	3,599,813
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,395,000	3,428,950
Versum Materials, Inc. 5.5% 9/30/24 (a)	685,000	703,838

TOTAL CHEMICALS		7,732,601

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	5,000,000	5,150,000
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.067% 5/15/21 (a)(b)	2,225,000	2,258,375
4.625% 5/15/23 (a)	3,685,000	3,703,425
7% 11/15/20 (a)	779,822	805,167
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,205,000	2,207,756
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	5,000,000	5,200,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.1271% 7/15/21 (a)(b)	1,470,000	1,492,050
5.75% 10/15/20	2,990,000	3,083,438

TOTAL CONTAINERS		18,750,211

Diversified Financial Services - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	2,895,000	2,967,375
Aircastle Ltd. 5% 4/1/23	750,000	785,625
FLY Leasing Ltd. 6.375% 10/15/21	2,890,000	2,933,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,675,000	2,692,923
5.875% 2/1/22	6,495,000	6,235,200
6% 8/1/20	2,775,000	2,788,875
ILFC E-Capital Trust I 4% 12/21/65 (a)(b)	4,595,000	3,676,000
ILFC E-Capital Trust II 4.25% 12/21/65 (a)(b)	7,445,000	5,956,000
MSCI, Inc. 4.75% 8/1/26 (a)	1,290,000	1,306,125
Navient Corp.:
5% 10/26/20	320,000	315,600
5.875% 3/25/21	1,200,000	1,195,500
5.875% 10/25/24	2,085,000	1,897,350
SLM Corp.:
4.875% 6/17/19	2,275,000	2,266,469
5.5% 1/25/23	5,025,000	4,610,438
Springleaf Financial Corp. 7.75% 10/1/21	1,825,000	1,913,969

TOTAL DIVERSIFIED FINANCIAL SERVICES		41,540,799

Diversified Media - 0.6%
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,223,625
National CineMedia LLC 5.75% 8/15/26 (a)	1,395,000	1,447,313
WMG Acquisition Corp. 6.75% 4/15/22 (a)	2,485,000	2,627,888

TOTAL DIVERSIFIED MEDIA		7,298,826

Energy - 12.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (a)	510,000	516,375
Antero Resources Corp.:
5.125% 12/1/22	6,985,000	7,037,388
5.625% 6/1/23 (Reg. S)	2,500,000	2,546,875
Antero Resources Finance Corp. 5.375% 11/1/21	2,230,000	2,255,088
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,555,000	1,679,400
Chesapeake Energy Corp.:
6.125% 2/15/21	1,180,000	1,082,650
8% 12/15/22 (a)	4,175,000	4,232,406
Citgo Holding, Inc. 10.75% 2/15/20 (a)	995,000	997,488
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,895,000	1,847,625
Concho Resources, Inc. 5.5% 4/1/23	3,000,000	3,093,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,650,000	3,303,250
Denbury Resources, Inc.:
4.625% 7/15/23	2,630,000	1,748,950
6.375% 8/15/21	2,550,000	1,899,750
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	5,890,000	6,051,975
Ensco PLC:
4.5% 10/1/24	370,000	266,400
5.2% 3/15/25	3,900,000	2,852,261
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,120,000	669,200
9.375% 5/1/20	2,560,000	1,811,200
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	5,906,250
Forbes Energy Services Ltd. 9% 6/15/19 (c)	7,795,000	1,948,750
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,695,638
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,635,000	3,716,788
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,855,000	2,869,275
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,675,000	1,603,813
5.75% 10/1/25 (a)	1,995,000	1,985,025
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	505,000	424,200
Noble Holding International Ltd. 4.625% 3/1/21	3,270,000	2,616,000
NRG Yield Operating LLC 5% 9/15/26 (a)	2,230,000	2,185,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	3,070,000	3,166,705
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,495,000	3,368,306
Pride International, Inc. 6.875% 8/15/20	2,455,000	2,424,313
Rice Energy, Inc. 6.25% 5/1/22	8,235,000	8,502,638
Sabine Pass Liquefaction LLC:
5% 3/15/27 (a)	2,470,000	2,531,750
5.625% 2/1/21 (b)	5,865,000	6,194,906
5.625% 3/1/25	5,695,000	6,122,125
5.75% 5/15/24	2,095,000	2,254,744
5.875% 6/30/26 (a)	2,225,000	2,418,297
6.25% 3/15/22	1,560,000	1,704,300
SM Energy Co.:
6.5% 11/15/21	1,920,000	1,963,200
6.75% 9/15/26	525,000	530,250
Southwestern Energy Co. 5.8% 1/23/20 (b)	1,715,000	1,710,713
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	2,675,000	2,718,469
6.25% 4/15/21 (a)	1,900,000	1,957,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,650,000	1,673,100
5.125% 2/1/25 (a)(d)	665,000	665,831
5.25% 5/1/23	400,000	405,000
5.375% 2/1/27 (a)(d)	665,000	669,156
6.75% 3/15/24	3,065,000	3,279,550
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,925,000	4,925,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	135,000	143,775
5.875% 10/1/20	155,000	159,650
6.125% 10/15/21	995,000	1,039,775
6.25% 10/15/22	1,535,000	1,638,613
The Williams Companies, Inc.:
3.7% 1/15/23	2,185,000	2,119,450
4.55% 6/24/24	2,915,000	2,971,988
Transocean, Inc.:
6.8% 3/15/38	1,320,000	864,600
7.5% 4/15/31	525,000	359,625
Weatherford International Ltd.:
7.75% 6/15/21	1,655,000	1,638,450
8.25% 6/15/23	2,220,000	2,192,250
Whiting Petroleum Corp. 6.5% 10/1/18	925,000	911,125
WPX Energy, Inc.:
5.25% 9/15/24	1,890,000	1,781,325
6% 1/15/22	1,440,000	1,437,300
7.5% 8/1/20	1,545,000	1,633,838

TOTAL ENERGY		147,920,287

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,289,164	1,158,373
Environmental - 0.7%
Covanta Holding Corp. 5.875% 3/1/24	1,515,000	1,530,150
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	6,380,000	6,348,100

TOTAL ENVIRONMENTAL		7,878,250

Food & Drug Retail - 1.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	2,510,000	2,503,725
6.625% 6/15/24 (a)	1,300,000	1,352,000
Albertsons, Inc.:
6.625% 6/1/28	400,000	370,980
7.45% 8/1/29	365,000	357,700
7.75% 6/15/26	430,000	430,000
8% 5/1/31	2,242,000	2,236,395
8.7% 5/1/30	315,000	319,725
Tesco PLC 6.15% 11/15/37 (a)	5,395,000	5,379,144
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	1,804,500

TOTAL FOOD & DRUG RETAIL		14,754,169

Food/Beverage/Tobacco - 3.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	470,000	462,950
ESAL GmbH 6.25% 2/5/23 (a)	15,945,000	15,466,650
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,150,000	1,170,125
7.75% 10/28/20 (a)	3,640,000	3,812,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	2,765,000	2,751,175
8.25% 2/1/20 (a)	3,830,000	3,949,688
Minerva Luxembourg SA 6.5% 9/20/26 (a)	2,430,000	2,387,961
Vector Group Ltd. 7.75% 2/15/21	7,935,000	8,369,045

TOTAL FOOD/BEVERAGE/TOBACCO		38,370,494

Gaming - 3.1%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,645,000	1,731,363
5.375% 4/15/26	515,000	553,625
MCE Finance Ltd. 5% 2/15/21 (a)	6,075,000	6,106,541
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	1,605,000	1,605,000
Scientific Games Corp.:
6.625% 5/15/21	12,050,000	9,158,000
7% 1/1/22 (a)	885,000	935,888
10% 12/1/22	2,270,000	2,094,075
Wynn Macau Ltd. 5.25% 10/15/21 (a)	14,880,000	15,028,800

TOTAL GAMING		37,213,292

Healthcare - 5.5%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	1,770,000	1,690,350
Community Health Systems, Inc. 6.875% 2/1/22	2,305,000	1,982,300
HCA Holdings, Inc.:
4.5% 2/15/27	2,960,000	2,971,100
5% 3/15/24	2,105,000	2,220,775
5.25% 6/15/26	4,000,000	4,250,000
HealthSouth Corp.:
5.125% 3/15/23	815,000	812,963
5.75% 9/15/25	4,655,000	4,852,838
Horizon Pharma PLC 6.625% 5/1/23	2,260,000	2,130,050
IMS Health, Inc. 5% 10/15/26 (a)	1,505,000	1,565,200
Kindred Healthcare, Inc.:
8% 1/15/20	1,450,000	1,475,375
8.75% 1/15/23	3,840,000	3,840,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	2,070,000	1,966,500
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	475,000	492,813
6.375% 3/1/24	1,275,000	1,383,375
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	1,155,000	1,192,538
Teleflex, Inc. 4.875% 6/1/26	940,000	972,900
Tenet Healthcare Corp.:
5% 3/1/19	2,265,000	2,214,038
6.75% 6/15/23	3,440,000	3,199,200
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,920,000	1,982,400
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	7,255,000	6,710,875
5.625% 12/1/21 (a)	1,925,000	1,718,063
5.875% 5/15/23 (a)	3,690,000	3,182,625
6.125% 4/15/25 (a)	2,220,000	1,911,975
6.75% 8/15/18 (a)	5,765,000	5,793,825
VPI Escrow Corp. 6.375% 10/15/20 (a)	6,750,000	6,328,125

TOTAL HEALTHCARE		66,840,203

Homebuilders/Real Estate - 2.6%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (a)	2,445,000	2,579,475
CalAtlantic Group, Inc. 5.25% 6/1/26	2,715,000	2,716,626
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,870,000	3,017,088
M/I Homes, Inc. 6.75% 1/15/21	2,925,000	3,063,938
Meritage Homes Corp. 6% 6/1/25	1,775,000	1,885,938
PulteGroup, Inc.:
4.25% 3/1/21	2,220,000	2,331,000
5% 1/15/27	1,490,000	1,496,556
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	2,220,000	2,253,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,461,263
TRI Pointe Homes, Inc. 5.875% 6/15/24	725,000	754,000
VEREIT Operating Partnership LP:
4.125% 6/1/21	1,035,000	1,068,638
4.875% 6/1/26	1,035,000	1,093,219
William Lyon Homes, Inc.:
5.75% 4/15/19	2,370,000	2,417,400
7% 8/15/22	4,863,000	5,008,890

TOTAL HOMEBUILDERS/REAL ESTATE		31,147,331

Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	2,405,000	2,401,994
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	2,695,000	2,748,900

TOTAL HOTELS		5,150,894

Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	3,460,000	3,516,225
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (a)	6,110,000	4,964,375
Metals/Mining - 1.4%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	8,365,000	7,612,150
3.875% 3/15/23	3,090,000	2,796,450
4.55% 11/14/24	1,910,000	1,730,938
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	2,845,000	2,880,563
Teck Resources Ltd.:
8% 6/1/21 (a)	860,000	935,250
8.5% 6/1/24 (a)	860,000	984,700

TOTAL METALS/MINING		16,940,051

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (a)	1,450,000	1,468,125
Publishing/Printing - 0.8%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	1,025,000	1,107,000
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	7,705,000	7,782,050
R.R. Donnelley & Sons Co. 6.5% 11/15/23	705,000	710,288

TOTAL PUBLISHING/PRINTING		9,599,338

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	1,050,000	1,097,250
5.25% 6/1/26 (a)	1,050,000	1,110,375

TOTAL RESTAURANTS		2,207,625

Services - 4.1%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	2,000,000	1,645,000
APX Group, Inc.:
6.375% 12/1/19	18,720,000	19,071,000
7.875% 12/1/22	3,045,000	3,189,638
8.75% 12/1/20	11,335,000	11,108,300
Aramark Services, Inc.:
4.75% 6/1/26 (a)	1,475,000	1,482,375
5.125% 1/15/24 (a)	1,475,000	1,534,000
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	135,000	117,788
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,685,000	1,685,000
Garda World Security Corp.:
7.25% 11/15/21 (a)	2,230,000	2,057,175
7.25% 11/15/21 (a)	3,715,000	3,427,088
United Rentals North America, Inc.:
4.625% 7/15/23	2,900,000	2,972,500
5.5% 7/15/25	1,615,000	1,647,300

TOTAL SERVICES		49,937,164

Steel - 0.3%
Steel Dynamics, Inc. 5.125% 10/1/21	3,030,000	3,147,413
Super Retail - 2.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	5,210,000	5,457,475
JC Penney Corp., Inc.:
5.65% 6/1/20	13,275,000	13,306,595
5.875% 7/1/23 (a)	1,781,000	1,854,466
7.4% 4/1/37	8,250,000	7,631,250
8.125% 10/1/19	995,000	1,084,550
L Brands, Inc. 6.875% 11/1/35	1,490,000	1,624,100
Sally Holdings LLC 5.625% 12/1/25	1,185,000	1,275,356

TOTAL SUPER RETAIL		32,233,792

Technology - 6.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	705,000	697,069
Lucent Technologies, Inc.:
6.45% 3/15/29	19,650,000	21,737,773
6.5% 1/15/28	3,265,000	3,558,850
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,695,000	1,673,813
5.25% 1/15/24 (a)	660,000	633,600
5.5% 2/1/25	210,000	205,800
5.625% 1/15/26 (a)	1,825,000	1,747,438
Microsemi Corp. 9.125% 4/15/23 (a)	1,000,000	1,140,000
NCR Corp.:
4.625% 2/15/21	835,000	843,350
5% 7/15/22	3,525,000	3,604,313
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	675,000	691,875
6% 7/1/24 (a)	2,980,000	3,106,650
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,695,000	3,870,513
4.125% 6/1/21 (a)	4,450,000	4,767,063
4.625% 6/1/23 (a)	1,450,000	1,585,938
Open Text Corp. 5.875% 6/1/26 (a)	4,855,000	5,079,544
Qorvo, Inc.:
6.75% 12/1/23	5,640,000	6,084,150
7% 12/1/25	2,944,000	3,194,240
Sensata Technologies BV 5% 10/1/25 (a)	2,470,000	2,525,575
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	740,000	801,050
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	4,069,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	6,135,000	6,457,578
13.375% 10/15/19	907,000	965,955

TOTAL TECHNOLOGY		79,041,887

Telecommunications - 10.9%
Altice Financing SA:
6.5% 1/15/22 (a)	4,235,000	4,467,925
6.625% 2/15/23 (a)	2,595,000	2,663,119
7.5% 5/15/26 (a)	2,210,000	2,301,163
Altice Finco SA 7.625% 2/15/25 (a)	5,755,000	5,783,775
Columbus International, Inc. 7.375% 3/30/21 (a)	13,805,000	14,641,583
Digicel Group Ltd.:
6% 4/15/21 (a)	2,530,000	2,235,002
7% 2/15/20 (a)	95,000	90,725
8.25% 9/30/20 (a)	2,185,000	1,898,219
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	8,905,000	8,838,213
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (a)	2,960,000	2,923,000
6.625% 8/1/26 (a)	1,480,000	1,428,200
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,025,000	2,080,688
Millicom International Cellular SA 6% 3/15/25 (a)	4,980,000	5,042,748
Neptune Finco Corp.:
10.125% 1/15/23 (a)	3,775,000	4,350,688
10.875% 10/15/25 (a)	4,200,000	4,914,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	7,215,000	7,485,563
SBA Communications Corp. 4.875% 9/1/24 (a)	5,765,000	5,808,238
SFR Group SA 6% 5/15/22 (a)	4,540,000	4,630,800
Sprint Capital Corp. 6.875% 11/15/28	8,020,000	7,528,775
Sprint Communications, Inc.:
6% 11/15/22	4,060,000	3,765,650
7% 3/1/20 (a)	1,700,000	1,823,250
Sprint Corp.:
7.25% 9/15/21	3,890,000	3,904,588
7.625% 2/15/25	7,015,000	6,944,850
7.875% 9/15/23	5,300,000	5,333,125
T-Mobile U.S.A., Inc.:
6.625% 4/1/23	7,890,000	8,471,888
6.731% 4/28/22	2,355,000	2,472,750
Telecom Italia Capital SA:
6% 9/30/34	3,599,000	3,563,910
6.375% 11/15/33	1,470,000	1,495,725
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,880,000	1,894,100
7.375% 4/23/21 (a)	1,740,000	1,818,300
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	815,000	863,900

TOTAL TELECOMMUNICATIONS		131,464,460

Transportation Ex Air/Rail - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,805,000	2,796,675
Utilities - 5.8%
Calpine Corp. 5.25% 6/1/26 (a)	2,855,000	2,890,688
Cortes NP Acquisition Corp. 9.25% 10/15/24 (a)(d)	2,395,000	2,430,925
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,392,000	11,619,840
Dynegy, Inc.:
6.75% 11/1/19	2,885,000	2,957,125
7.375% 11/1/22	7,205,000	7,114,938
7.625% 11/1/24	8,420,000	8,268,440
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,046,000	2,825,165
7% 6/15/23	5,750,000	5,361,875
NRG Energy, Inc. 6.625% 1/15/27 (a)	2,230,000	2,185,400
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,959,835	12,856,823
PPL Energy Supply LLC 6.5% 6/1/25	1,105,000	886,763
RJS Power Holdings LLC 4.625% 7/15/19 (a)	6,165,000	5,795,100
The AES Corp.:
3.8421% 6/1/19 (b)	817,000	819,043
4.875% 5/15/23	1,300,000	1,319,500
6% 5/15/26	2,260,000	2,389,950

TOTAL UTILITIES		69,721,575

TOTAL NONCONVERTIBLE BONDS
(Cost $948,502,773)		965,460,595
	Shares	Value

Common Stocks - 0.0%
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (e)	1,922	4,613
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (e)	1	35,011
TOTAL COMMON STOCKS
(Cost $1,175,746)		39,624

Convertible Preferred Stocks - 0.4%
Energy - 0.4%
Southwestern Energy Co. Series B 6.25%
(Cost $2,641,725)	149,000	4,703,930
	Principal Amount	Value

Bank Loan Obligations - 9.9%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.8316% 6/4/21 (b)	1,730,175	1,728,739
Air Transportation - 0.4%
Air Canada Tranche B, term loan 9/23/23 (f)	2,310,000	2,311,733
American Airlines, Inc. Tranche B, term loan 3.25% 10/10/21 (b)	2,390,000	2,392,127

TOTAL AIR TRANSPORTATION		4,703,860

Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 9/28/23 (f)	2,065,000	2,073,714
Building Materials - 1.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 9/23/23 (f)	2,720,000	2,727,480
Beacon Roofing Supply, Inc. Tranche B, term loan 3.5% 10/1/22 (b)	3,217,500	3,223,131
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (b)	4,219,368	4,204,854
HD Supply, Inc. Tranche B, term loan 10/17/23 (f)	3,535,000	3,539,419
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	3,311,550	3,306,715

TOTAL BUILDING MATERIALS		17,001,599

Cable/Satellite TV - 0.8%
Numericable LLC:
Tranche B 6LN, term loan 4.7515% 2/10/23 (b)	4,233,725	4,261,498
Tranche B, term loan 5.0015% 1/15/24 (b)	448,875	452,915
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	3,065,000	3,050,319
Ziggo Secured Finance Partnership Tranche D, term loan 3.5318% 8/31/24	2,430,000	2,432,017

TOTAL CABLE/SATELLITE TV		10,196,749

Containers - 0.8%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	3,850,000	3,860,819
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	5,242,750	5,226,393

TOTAL CONTAINERS		9,087,212

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,575,000	1,421,438
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	394,000	385,793

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,807,231

Energy - 0.3%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	2,388,631	2,201,530
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	2,014,642	998,920

TOTAL ENERGY		3,200,450

Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	521,905	526,889
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 9/30/23 (f)	1,325,000	1,325,000
Gaming - 0.6%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	3,530,923	3,519,907
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,659,813	3,665,412

TOTAL GAMING		7,185,319

Healthcare - 0.7%
InVentiv Health, Inc. Tranche B, term loan 9/29/23 (f)	3,485,000	3,492,249
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 9/30/24 (f)	350,000	350,875
Tranche B 1LN, term loan 9/30/23 (f)	360,000	360,000
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.28% 10/20/18 (b)	1,486,119	1,484,262
Tranche BD 2LN, term loan 5% 2/13/19 (b)	2,322,679	2,323,771

TOTAL HEALTHCARE		8,011,157

Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	618,450	621,697
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	3,612,129	3,492,495

TOTAL PUBLISHING/PRINTING		4,114,192

Services - 1.2%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	3,436,301	3,264,485
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	4,395,700	4,342,116
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	3,015,781	2,982,607
Tranche DD, term loan 4.0039% 11/8/20 (b)	845,339	836,041
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,638,489	2,605,507

TOTAL SERVICES		14,030,756

Super Retail - 0.5%
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4% 8/19/23 (b)	1,375,000	1,381,655
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	2,767,594	2,776,478
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,562,091	1,563,887

TOTAL SUPER RETAIL		5,722,020

Technology - 1.3%
Dell International LLC Tranche B, term loan 9/27/22 (f)	1,655,000	1,640,519
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	2,083,897	2,051,347
ON Semiconductor Corp. Tranche B, term loan 5.25% 3/31/23 (b)	2,720,000	2,731,179
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	2,434,273	2,446,445
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	6,830,000	6,864,150

TOTAL TECHNOLOGY		15,733,640

Telecommunications - 0.6%
LTS Buyer LLC Tranche B 1LN, term loan 4.0877% 4/11/20 (b)	3,361,569	3,360,527
Polycom, Inc. Tranche B, term loan 9/27/23 (f)	3,530,000	3,397,625

TOTAL TELECOMMUNICATIONS		6,758,152

Utilities - 0.5%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	5,544,307	5,412,629
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	1,253,538	1,245,704

TOTAL UTILITIES		6,658,333

TOTAL BANK LOAN OBLIGATIONS
(Cost $118,455,832)		119,865,012

Preferred Securities - 6.3%
Banks & Thrifts - 5.9%
Bank of America Corp.:
6.1% (b)(g)	4,370,000	4,566,034
6.25% (b)(g)	1,550,000	1,621,050
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,421,697
Barclays PLC:
6.625% (b)(g)	6,035,000	5,524,512
8.25% (b)(g)	2,900,000	2,906,891
BNP Paribas SA 7.375% (a)(b)(g)	2,955,000	2,973,077
Citigroup, Inc.:
5.875% (b)(g)	1,460,000	1,475,694
5.95% (b)(g)	1,250,000	1,303,218
5.95% (b)(g)	1,775,000	1,820,740
6.125% (b)(g)	4,250,000	4,518,325
6.3% (b)(g)	4,930,000	5,181,595
Credit Agricole SA:
6.625% (a)(b)(g)	12,405,000	11,884,983
7.875% (a)(b)(g)	2,125,000	2,127,785
JPMorgan Chase & Co. 6% (b)(g)	2,205,000	2,323,399
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	4,220,000	3,872,720
8.625% (b)(g)	2,065,000	2,049,589

TOTAL BANKS & THRIFTS		71,571,309

Diversified Financial Services - 0.4%
American Express Co. 4.9% (b)(g)	4,290,000	4,240,304
TOTAL PREFERRED SECURITIES
(Cost $74,394,241)		75,811,613
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $39,447,001)	39,447,001	39,458,835
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,184,617,318)		1,205,339,609
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,234,321
NET ASSETS - 100%		$1,211,573,930

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $506,642,866 or 41.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$161,901

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,703,930	$4,703,930	$--	$--
Health Care	4,613	4,613	--	--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	965,460,595	--	965,460,595	--
Bank Loan Obligations	119,865,012	--	119,865,012	--
Preferred Securities	75,811,613	--	75,811,613	--
Money Market Funds	39,458,835	39,458,835	--	--
Total Investments in Securities:	$1,205,339,609	$44,167,378	$1,161,137,220	$35,011

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,181,038,296. Net unrealized appreciation aggregated $24,301,313, of which $46,763,894 related to appreciated investment securities and $22,462,581 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

September 30, 2016

VIPOVRS-QTLY-1116
1.808774.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.6%
AMP Ltd.	423,882	$1,723,239
BHP Billiton Ltd.	318,002	5,508,588
Carsales.com Ltd.	1,130,579	10,387,515
McMillan Shakespeare Ltd.	646,607	5,880,670
Rio Tinto Ltd.	24,301	966,706

TOTAL AUSTRALIA		24,466,718

Austria - 0.5%
Wienerberger AG	401,900	6,824,035
Bailiwick of Jersey - 1.9%
Integrated Diagnostics Holdings PLC	221,000	746,980
Shire PLC	157,900	10,210,319
Wolseley PLC	316,997	17,828,715

TOTAL BAILIWICK OF JERSEY		28,786,014

Belgium - 0.7%
Ageas	66,760	2,434,708
KBC Groep NV	82,713	4,814,889
UCB SA	48,300	3,734,565

TOTAL BELGIUM		10,984,162

Bermuda - 0.1%
Oriental Watch Holdings Ltd.	7,028,000	1,097,447
Canada - 0.3%
Entertainment One Ltd.	1,371,788	4,025,489
Cayman Islands - 4.0%
58.com, Inc. ADR (a)	156,400	7,454,024
Alibaba Group Holding Ltd. sponsored ADR (a)	146,300	15,477,077
Bitauto Holdings Ltd. ADR (a)	124,900	3,632,092
Fu Shou Yuan International Group Ltd.	2,405,000	1,391,065
Goodbaby International Holdings Ltd.	1,589,000	824,552
New Oriental Education & Technology Group, Inc. sponsored ADR	135,700	6,291,052
Tencent Holdings Ltd.	931,100	25,886,476

TOTAL CAYMAN ISLANDS		60,956,338

China - 0.3%
TravelSky Technology Ltd. (H Shares)	1,954,000	4,663,821
Denmark - 1.9%
Danske Bank A/S	150,440	4,389,791
Novo Nordisk A/S:
Series B	66,425	2,768,509
Series B sponsored ADR	394,300	16,398,937
Scandinavian Tobacco Group A/S	250,598	4,272,481

TOTAL DENMARK		27,829,718

France - 10.2%
AXA SA	114,920	2,443,450
AXA SA sponsored ADR	116,600	2,467,256
BNP Paribas SA	181,503	9,332,109
Compagnie de St. Gobain	129,000	5,574,770
Danone SA	183,900	13,655,097
Havas SA	1,720,878	14,545,008
Iliad SA	15,568	3,266,817
Ipsen SA	101,200	7,104,052
Maisons du Monde SA	136,800	3,863,371
Orange SA	397,500	6,227,852
Pernod Ricard SA	150,000	17,751,738
Sanofi SA	170,112	12,954,190
Sanofi SA sponsored ADR	290,122	11,079,759
Societe Generale Series A	116,451	4,028,537
Total SA (b)	423,661	20,149,566
Ubisoft Entertainment SA (a)	165,143	6,233,250
Vivendi SA	700,400	14,122,958

TOTAL FRANCE		154,799,780

Germany - 5.6%
adidas AG	85,200	14,818,367
Allianz SE	32,185	4,783,020
Axel Springer Verlag AG	131,100	6,712,621
Bayer AG	56,778	5,702,231
CTS Eventim AG	288,765	10,279,734
Deutsche Borse AG (a)	75,400	6,111,148
Deutsche Telekom AG	517,900	8,700,988
SAP AG	93,068	8,511,291
SAP AG sponsored ADR	95,500	8,729,655
Scout24 Holding GmbH (a)	142,800	4,812,431
Uniper SE (a)	22,404	274,452
Wirecard AG	101,300	5,263,035

TOTAL GERMANY		84,698,973

Hong Kong - 0.4%
Television Broadcasts Ltd.	1,688,600	6,465,487
India - 0.4%
Info Edge India Ltd.	415,996	5,317,450
Just Dial Ltd.	65,509	426,069

TOTAL INDIA		5,743,519

Ireland - 0.5%
Paddy Power PLC (Ireland)	67,280	7,610,804
Presbia PLC (a)	33,000	155,100

TOTAL IRELAND		7,765,904

Isle of Man - 2.4%
Gaming VC Holdings SA	2,451,600	23,578,099
Playtech Ltd.	1,030,444	12,154,051

TOTAL ISLE OF MAN		35,732,150

Italy - 2.0%
DiaSorin S.p.A.	101,200	6,502,669
Eni SpA	169,000	2,435,340
Eni SpA sponsored ADR (b)	67,900	1,960,273
Intesa Sanpaolo SpA	5,152,800	11,439,759
Mediaset SpA	2,282,800	7,164,887

TOTAL ITALY		29,502,928

Japan - 21.7%
Arc Land Sakamoto Co. Ltd.	403,000	4,525,400
Arcland Service Holdings Co. Ltd.	486,600	14,844,321
Asante, Inc.	27,000	434,178
Astellas Pharma, Inc.	1,600,100	24,992,056
Daiwa Securities Group, Inc.	490,000	2,758,851
DeNA Co. Ltd.	146,500	5,326,846
Dentsu, Inc.	317,000	16,134,563
East Japan Railway Co.	43,300	3,908,434
Fukuda Denshi Co. Ltd.	300	19,007
Hoya Corp.	343,000	13,798,148
Infomart Corp. (b)	105,400	1,227,455
Japan Tobacco, Inc.	353,700	14,478,790
Kakaku.com, Inc.	125,700	2,276,161
Kao Corp.	112,200	6,343,567
Keyence Corp.	12,720	9,319,812
LINE Corp. ADR	7,214	349,158
Misumi Group, Inc.	844,900	15,877,957
Mitsubishi UFJ Financial Group, Inc.	1,778,900	9,012,061
MS&AD Insurance Group Holdings, Inc.	127,100	3,542,431
Nakanishi, Inc.	42,600	1,548,871
NEXT Co. Ltd. (b)	2,368,500	19,523,975
Nintendo Co. Ltd.	25,700	6,881,244
Olympus Corp.	389,800	13,612,345
ORIX Corp.	1,140,600	16,826,882
Rakuten, Inc.	1,375,400	17,953,514
Recruit Holdings Co. Ltd.	428,800	17,492,124
San-A Co. Ltd.	158,300	7,934,237
SoftBank Corp.	99,100	6,422,533
Sony Corp.	227,000	7,520,645
Sony Corp. sponsored ADR (b)	442,100	14,682,141
Sumitomo Mitsui Financial Group, Inc.	181,600	6,134,377
Sundrug Co. Ltd.	24,300	2,039,725
Tokio Marine Holdings, Inc.	136,600	5,238,607
Welcia Holdings Co. Ltd. (b)	325,700	22,453,242
Zojirushi Thermos (b)	837,900	13,692,981

TOTAL JAPAN		329,126,639

Korea (South) - 0.8%
LG Household & Health Care Ltd.	3,868	3,367,707
Medy-Tox, Inc.	10,925	4,492,299
NAVER Corp.	5,630	4,534,647

TOTAL KOREA (SOUTH)		12,394,653

Malta - 0.4%
Kambi Group PLC (a)(b)	453,700	6,478,558
Mauritius - 0.2%
MakeMyTrip Ltd. (a)(b)	129,300	3,051,480
Netherlands - 2.9%
AEGON NV	259,400	989,461
Arcadis NV	283,300	4,076,719
ASML Holding NV	23,311	2,554,419
Basic-Fit NV	106,600	2,045,914
ING Groep NV (Certificaten Van Aandelen)	525,384	6,486,189
Koninklijke Philips Electronics NV	357,800	10,587,150
Koninklijke Wessanen NV	1,213,800	15,585,059
Takeaway.com Holding BV (c)	61,600	1,695,014

TOTAL NETHERLANDS		44,019,925

New Zealand - 1.9%
EBOS Group Ltd.	225,407	3,093,853
Ryman Healthcare Group Ltd.	561,021	3,933,927
Trade Maine Group Ltd.	5,295,557	21,670,494

TOTAL NEW ZEALAND		28,698,274

Norway - 1.7%
Schibsted ASA:
(A Shares)	187,700	5,510,368
(B Shares)	187,700	5,026,714
Statoil ASA	293,200	4,922,329
Statoil ASA sponsored ADR(b)	599,700	10,074,960

TOTAL NORWAY		25,534,371

Philippines - 0.1%
Melco Crown Philippines Resort (a)	21,149,500	1,721,430
South Africa - 2.0%
Naspers Ltd. Class N	177,300	30,685,829
Spain - 2.4%
Atresmedia Corporacion de Medios de Comunicacion SA (b)	1,323,500	14,510,716
Banco Bilbao Vizcaya Argentaria SA	576,993	3,491,134
Banco Santander SA (Spain)	562,204	2,494,131
Grifols SA ADR	481,300	7,686,361
Mediaset Espana Comunicacion SA	702,315	8,323,376

TOTAL SPAIN		36,505,718

Sweden - 1.9%
Getinge AB (B Shares)	238,200	4,617,506
Nordea Bank AB	1,120,600	11,122,662
Svenska Cellulosa AB (SCA) (B Shares)	367,700	10,921,103
Swedbank AB (A Shares)	102,432	2,407,131

TOTAL SWEDEN		29,068,402

Switzerland - 5.6%
Credit Suisse Group AG	284,033	3,732,942
Julius Baer Group Ltd.	55,980	2,281,855
Nestle SA	505,359	39,905,206
Panalpina Welttransport Holding AG	32,930	4,586,134
Roche Holding AG (participation certificate)	29,842	7,415,696
Syngenta AG (Switzerland)	44,097	19,311,952
UBS Group AG	591,162	8,050,513

TOTAL SWITZERLAND		85,284,298

United Kingdom - 13.2%
AstraZeneca PLC (United Kingdom)	169,819	10,996,099
BHP Billiton PLC	339,952	5,112,392
BP PLC	1,775,493	10,348,886
Dechra Pharmaceuticals PLC	159,300	2,876,220
Diageo PLC	733,632	21,013,847
Dignity PLC	29,760	1,081,213
GlaxoSmithKline PLC	301,500	6,421,512
Howden Joinery Group PLC	2,203,200	12,345,095
HSBC Holdings PLC:
(United Kingdom)	1,348,020	10,132,756
sponsored ADR	284,232	10,689,966
JUST EAT Ltd. (a)	600,162	4,169,544
LivaNova PLC (a)	46,326	2,760,798
Lloyds Banking Group PLC	14,149,044	9,996,522
M&C Saatchi PLC	721,800	3,456,898
Melrose Industries PLC	1,155,249	2,612,921
Micro Focus International PLC	47,300	1,347,548
Rio Tinto PLC	168,115	5,587,508
Royal Dutch Shell PLC:
Class A (United Kingdom)	559,388	13,916,408
Class B (United Kingdom)	351,684	9,117,654
Shawbrook Group PLC (a)	1,460,000	4,522,786
Softcat PLC	221,900	920,370
SThree PLC	322,600	1,040,118
SuperGroup PLC	347,100	6,761,902
Ted Baker PLC	174,300	5,566,643
Virgin Money Holdings Uk PLC	832,100	3,356,374
Vodafone Group PLC	6,178,400	17,719,197
Zoopla Property Group PLC	3,697,700	15,590,893

TOTAL UNITED KINGDOM		199,462,070

United States of America - 10.8%
Alphabet, Inc.:
Class A	16,100	12,945,366
Class C (a)	11,136	8,655,901
BlackRock, Inc. Class A	25,800	9,351,468
Boston Beer Co., Inc. Class A (a)	8,800	1,366,288
Dave & Buster's Entertainment, Inc. (a)	61,125	2,394,878
Dunkin' Brands Group, Inc.	83,500	4,348,680
eBay, Inc. (a)	158,600	5,217,940
Electronic Arts, Inc. (a)	97,900	8,360,660
Facebook, Inc. Class A (a)	139,400	17,880,838
Molson Coors Brewing Co. Class B	33,000	3,623,400
Monsanto Co.	64,203	6,561,547
Monster Beverage Corp. (a)	37,600	5,520,056
PayPal Holdings, Inc. (a)	227,300	9,312,481
Priceline Group, Inc. (a)	12,660	18,629,063
Sprouts Farmers Market LLC (a)	603,200	12,456,080
TripAdvisor, Inc. (a)	40,700	2,571,426
Visa, Inc. Class A	243,600	20,145,720
World Wrestling Entertainment, Inc. Class A (b)	317,800	6,769,140
Zillow Group, Inc.:
Class A (a)(b)	82,100	2,828,345
Class C (a)(b)	115,800	4,012,470

TOTAL UNITED STATES OF AMERICA		162,951,747

TOTAL COMMON STOCKS
(Cost $1,299,628,506)		1,489,325,877

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Sartorius AG (non-vtg.)	116,800	9,719,835
Volkswagen AG	56,000	7,357,044
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,448,771)		17,076,879

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.43% (d)	5,967,036	5,968,826
Fidelity Securities Lending Cash Central Fund 0.46% (d)(e)	52,156,652	52,167,084
TOTAL MONEY MARKET FUNDS
(Cost $58,129,652)		58,135,910
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $1,368,206,929)		1,564,538,666
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(50,437,359)
NET ASSETS - 100%		$1,514,101,307

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,695,014 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,950
Fidelity Securities Lending Cash Central Fund	999,538
Total	$1,070,488

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$391,759,439	$240,125,685	$151,633,754	$--
Consumer Staples	198,415,142	67,223,724	131,191,418	--
Energy	72,925,416	12,035,233	60,890,183	--
Financials	191,133,938	90,083,923	101,050,015	--
Health Care	195,341,844	80,410,562	114,931,282	--
Industrials	101,810,807	30,235,757	71,575,050	--
Information Technology	262,806,055	178,047,268	84,758,787	--
Materials	49,872,728	13,385,582	36,487,146	--
Telecommunication Services	42,337,387	3,266,817	39,070,570	--
Money Market Funds	58,135,910	58,135,910	--	--
Total Investments in Securities:	$1,564,538,666	$772,950,461	$791,588,205	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$128,253,137

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $1,381,639,824. Net unrealized appreciation aggregated $182,898,842, of which $314,217,188 related to appreciated investment securities and $131,318,346 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

September 30, 2016

VIPVAL-QTLY-1116
1.808786.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.4%
Delphi Automotive PLC	47,000	$3,352,040
Hertz Global Holdings, Inc. (a)	31,780	1,276,285
		4,628,325
Diversified Consumer Services - 1.6%
Houghton Mifflin Harcourt Co. (a)	209,200	2,805,372
Service Corp. International	92,200	2,446,988
		5,252,360
Hotels, Restaurants & Leisure - 1.3%
Extended Stay America, Inc. unit	109,800	1,559,160
Wyndham Worldwide Corp.	37,600	2,531,608
		4,090,768
Media - 3.8%
Charter Communications, Inc. Class A (a)	8,094	2,185,137
Omnicom Group, Inc.	36,200	3,077,000
Sinclair Broadcast Group, Inc. Class A	53,400	1,542,192
Time Warner, Inc.	38,400	3,057,024
Twenty-First Century Fox, Inc. Class A	101,900	2,468,018
		12,329,371

TOTAL CONSUMER DISCRETIONARY		26,300,824

CONSUMER STAPLES - 6.5%
Food & Staples Retailing - 4.3%
CVS Health Corp.	57,300	5,099,127
Safeway, Inc.:
rights (a)	4,600	0
rights (a)	4,600	828
Walgreens Boots Alliance, Inc.	62,600	5,046,812
Whole Foods Market, Inc.	130,000	3,685,500
		13,832,267
Food Products - 0.8%
Darling International, Inc. (a)	200,700	2,711,457
Household Products - 1.4%
Procter & Gamble Co.	49,800	4,469,550

TOTAL CONSUMER STAPLES		21,013,274

ENERGY - 11.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	63,000	3,179,610
Dril-Quip, Inc. (a)	60,200	3,355,548
SBM Offshore NV	136,300	1,936,109
		8,471,267
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	57,600	3,678,912
Boardwalk Pipeline Partners, LP	48,800	837,408
Cheniere Energy, Inc. (a)	62,000	2,703,200
Chevron Corp.	81,792	8,418,033
ConocoPhillips Co.	117,700	5,116,419
Lundin Petroleum AB (a)	170,900	3,125,636
Suncor Energy, Inc.	109,000	3,025,862
Teekay LNG Partners LP	128,000	1,936,640
		28,842,110

TOTAL ENERGY		37,313,377

FINANCIALS - 24.2%
Banks - 7.7%
Citigroup, Inc.	163,247	7,710,156
JPMorgan Chase & Co.	136,816	9,110,577
U.S. Bancorp	133,747	5,736,409
Wells Fargo & Co.	54,600	2,417,688
		24,974,830
Capital Markets - 3.9%
Ares Capital Corp. (b)	137,299	2,128,135
BlackRock, Inc. Class A	10,668	3,866,723
KKR & Co. LP	91,500	1,304,790
Legg Mason, Inc.	106,800	3,575,664
The Blackstone Group LP	65,500	1,672,215
		12,547,527
Consumer Finance - 5.4%
Capital One Financial Corp.	59,500	4,273,885
Discover Financial Services	91,800	5,191,290
OneMain Holdings, Inc. (a)	114,200	3,534,490
Synchrony Financial	153,800	4,306,400
		17,306,065
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	69,800	10,084,006
Insurance - 4.1%
Brown & Brown, Inc.	81,400	3,069,594
Chubb Ltd.	37,400	4,699,310
FNF Group	73,100	2,698,121
The Travelers Companies, Inc.	23,500	2,691,925
		13,158,950

TOTAL FINANCIALS		78,071,378

HEALTH CARE - 13.3%
Biotechnology - 3.1%
Amgen, Inc.	16,700	2,785,727
Gilead Sciences, Inc.	51,000	4,035,120
United Therapeutics Corp. (a)	27,600	3,259,008
		10,079,855
Health Care Equipment & Supplies - 1.5%
Medtronic PLC	57,200	4,942,080
Health Care Providers & Services - 2.1%
Anthem, Inc.	19,000	2,380,890
Laboratory Corp. of America Holdings (a)	32,700	4,495,596
		6,876,486
Pharmaceuticals - 6.6%
Endo International PLC (a)	189,700	3,822,455
GlaxoSmithKline PLC sponsored ADR	87,000	3,752,310
Jazz Pharmaceuticals PLC (a)	34,974	4,248,642
Novartis AG sponsored ADR	43,200	3,411,072
Sanofi SA sponsored ADR	70,300	2,684,757
Teva Pharmaceutical Industries Ltd. sponsored ADR	69,400	3,193,094
		21,112,330

TOTAL HEALTH CARE		43,010,751

INDUSTRIALS - 7.4%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	19,800	1,803,978
General Dynamics Corp.	23,600	3,661,776
Rolls-Royce Group PLC	154,019	1,436,951
		6,902,705
Construction & Engineering - 1.3%
AECOM (a)	134,885	4,010,131
Machinery - 2.2%
Allison Transmission Holdings, Inc.	105,800	3,034,344
Ingersoll-Rand PLC	59,700	4,056,018
		7,090,362
Road& Rail - 0.7%
Swift Transporation Co. (a)	106,900	2,295,143
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	89,700	3,452,553

TOTAL INDUSTRIALS		23,750,894

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.6%
CommScope Holding Co., Inc. (a)	83,700	2,520,207
Harris Corp.	27,700	2,537,597
		5,057,804
Electronic Equipment & Components - 2.9%
Dell Technologies, Inc. (a)	16,930	809,254
Flextronics International Ltd. (a)	127,100	1,731,102
Jabil Circuit, Inc.	168,600	3,678,852
TE Connectivity Ltd.	50,000	3,219,000
		9,438,208
Internet Software & Services - 1.0%
eBay, Inc. (a)	99,000	3,257,100
IT Services - 1.3%
Computer Sciences Corp.	64,600	3,372,766
First Data Corp. Class A (a)	56,900	748,804
		4,121,570
Semiconductors & Semiconductor Equipment - 3.6%
Cree, Inc. (a)	32,800	843,616
NXP Semiconductors NV (a)	33,900	3,458,139
Qualcomm, Inc.	107,900	7,391,150
		11,692,905

TOTAL INFORMATION TECHNOLOGY		33,567,587

MATERIALS - 5.7%
Chemicals - 3.3%
CF Industries Holdings, Inc.	75,200	1,831,120
Eastman Chemical Co.	53,300	3,607,344
The Dow Chemical Co.	98,700	5,115,621
		10,554,085
Containers & Packaging - 1.5%
Ball Corp.	38,800	3,179,660
Berry Plastics Group, Inc. (a)	39,100	1,714,535
		4,894,195
Metals & Mining - 0.9%
Compass Minerals International, Inc.	41,000	3,021,700

TOTAL MATERIALS		18,469,980

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Tower Corp.	26,800	3,037,244
Equity Lifestyle Properties, Inc.	47,100	3,635,178
Essex Property Trust, Inc.	15,000	3,340,500
Extra Space Storage, Inc.	34,700	2,755,527
Outfront Media, Inc.	194,500	4,599,925
		17,368,374
Real Estate Management & Development - 0.7%
Realogy Holdings Corp.	84,200	2,177,412

TOTAL REAL ESTATE		19,545,786

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Vodafone Group PLC sponsored ADR	181,200	5,281,980
UTILITIES - 4.8%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	58,200	3,737,022
Edison International	51,307	3,706,931
NextEra Energy, Inc.	26,300	3,217,016
		10,660,969
Multi-Utilities - 1.5%
Sempra Energy	45,100	4,834,269

TOTAL UTILITIES		15,495,238

TOTAL COMMON STOCKS
(Cost $303,195,242)		321,821,069

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 0.46% (c)(d)
(Cost $2,195,015)	2,195,008	2,195,447
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $305,390,257)		324,016,516
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,445,081)
NET ASSETS - 100%		$322,571,435

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,790
Fidelity Securities Lending Cash Central Fund	31,677
Total	$43,467

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$26,300,824	$26,300,824	$--	$--
Consumer Staples	21,013,274	21,012,446	--	828
Energy	37,313,377	37,313,377	--	--
Financials	78,071,378	78,071,378	--	--
Health Care	43,010,751	43,010,751	--	--
Industrials	23,750,894	22,313,943	1,436,951	--
Information Technology	33,567,587	33,567,587	--	--
Materials	18,469,980	18,469,980	--	--
Real Estate	19,545,786	19,545,786	--	--
Telecommunication Services	5,281,980	5,281,980	--	--
Utilities	15,495,238	15,495,238	--	--
Money Market Funds	2,195,447	2,195,447	--	--
Total Investments in Securities:	$324,016,516	$322,578,737	$1,436,951	$828

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$4,077,743

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $305,612,006. Net unrealized appreciation aggregated $18,404,510, of which $35,944,882 related to appreciated investment securities and $17,540,372 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016